Company Background	12 Months Ended
Dec. 31, 2014
Company Background [Abstract]
Company Background
1.	Company Background

Tri-Tech Holding Inc. (“TRIT”), incorporated in the Cayman Islands, through its subsidiaries and contractually-controlled variable interest entities (“VIE”, refer to Note 5) (collectively the “Company”), provides self-manufactured, proprietary and third-party products, system integration and other services in the following three segments: Water, Wastewater Treatment and Municipal Infrastructure (“WWTM”);Water Resource Management System and Engineering Services (“WRME”, which ceased to be operational on October 28, 2014); and Industrial Pollution Control and Safety (“IPCS”, after November 27, 2013, this segment ceased to provide safety products).

As of December 31, 2014, TRIT has thirteen subsidiaries, a VIE and joint venture partnership: (1) Tri-Tech International Investment, Inc. (“TTII”), (2) Tri-Tech (Beijing) Co., Ltd. (“TTB”), (3) Tianjin Baoding Environmental Technology Co., Ltd. (“Baoding”), (4) Tranhold Environmental (Beijing) Tech Co., Ltd. (“Tranhold”), (5) Tri-Tech Infrastructure LLC, a Delaware limited liability company (“TIS”), (6) Ordos Tri-Tech Anguo Investment Co., Ltd. (“TTA”), (7) Buerjin Tri-Tech Industrial Co. Ltd. (“Buerjin”), (8) Tri-Tech Infrastructure (India) Pvt., Ltd. (“TII”), (9) Xushui Tri-Tech Sheng Tong Investment Co., Ltd. (“Xushui”), (10)Tri-Tech Beijing Co., Ltd. (Buxar) (“Buxar”), (11) Tri-Tech Beijing Co., Ltd. (Begusarai)(“Begusarai”), (12) Tri-Tech Beijing Co., Ltd. (Hajipur) (“Hajipur”) and (13) Tri-tech India Pvt.,Ltd. (“WOS”), and with three more deconsolidated during 2014: (1) Beijing Zhi Shui Yuan Water Tech Co., Ltd. ("Zhi Shui Yuan") (Zhi Shui Yuan was deconsolidated on October 28, 2014), (2) Beijing Yanyu Water Tech Co., Ltd. (“Yanyu”) (Yanyu was deconsolidated on October 28, 2014), (3) Beijing HuaxiaYuanjie Water Technology Co., Ltd. (“Yuanjie”) (Yuanjie was deconsolidated on April 21, 2014 ).

As of December 31, 2014, our corporate structure was as follows:

On June 9, 2011, to expand its technical and geological market profile, the Company acquired the operating assets of J&Y International Inc. (“J&Y”), inclusive of its technical know-how, design prints, and other intellectual property. J&Y subsequently became the J&Y Water Division of the Company's U.S. subsidiary, TIS, according to the terms of the asset purchase. J&Y's business, including design and production of industrial chemical water recovery, desalination plants, domestic and industrial wastewater treatment systems and reverse osmosis filtration systems, are integrated into that of TIS.

On June 18, 2011, TTB entered into an investment agreement with Yuanjie and Yuanjie's original shareholder to increase TTB's capital investment in Yuanjie. The total investment from TTB was RMB 10,990,500, or approximately $1,704,085, and TRIT acquired 51% of control over Yuanjie after increasing its capital investment in Yuanjie. Yuanjie was bought out by its minority shareholder on April 21, 2014.

On April 21, 2014, the Company's Board of Directors approved the divestiture of Yuanjie by selling the Company's 51% interest in Yuanjie to the minority owner of Yuanjie. For its 51% holdings, the Company received total consideration of approximately RMB 10 million, including approximately RMB 2 million in cash from the minority owner of Yuanjie and repayment of a loan and related interests of approximately RMB 8 million to the minority owner.

On August 23, 2011, Buerjin was established for projects in the Xinjiang province, especially in Buerjin County. The registered capital amount is RMB 10,000,000, or $1,573,589, and RMB 6,000,000, or $937,690, has been paid in. The Company has 80% of control over this newly established subsidiary.

On March 8, 2012, Xushui was established in Hebei Province. The registered capital amount is RMB 15,000,000, or $2,372,104. TTB has 100% of control over Xushui. RMB 3,000,000, or $474,421, has been paid .

On August 1, 2014, the Company signed a contract with Beijing Liyuanshida Technology Co., Ltd., a company incorporated under the laws of China (“Liyuanshida”). In the contract, the Company agreed to sell Xushui for $13.1 million. Given that the Company previously borrowed $8.4 million from Liyuanshida during Xushui project's construction as of the date of the agreement, Liyuanshida owed a net amount of $4.7 million to acquire 100% of Xushui's equity including all the properties and the outstanding receivables. The contract scheduled a payment plan from July 2014 to June 2015, and stipulated that the Company should transfer the ownership of Xushui to Liyuanshida within 15 days from the date on which Liyuanshida pays off the entire contract amounts. Considering $0.7 million of the contract amounts Liyuanshida paid in 2014, in May 2015, TTB effected with Liyuanshida an amendment to the agreement as of August 1, 2014, that stipulated Liyuanshida would receive a $0.4 million's discount, and the sale would be effect if Liyuanshida could pay $3.1 million to TTB before May 15, 2015. Liyuanshida paid off the $3.1 million pursuant to the amendment on May 8, 2015. On July 22, 2015, SAIC approved the change of registered shareholders and legal representative of Xushui. In July 2015, the Company received another repayment of consideration amounting to $0.3 million. As of the filing date, the outstanding amount Liyuanshida owned to pay was $0.2 million.

On May 19, 2012, TIS increased its equity ownership in TII from 30% to 76%, and became the controlling shareholder. The total investment from TIS was INR 2,217,000, or $55,886. The amount included initial investment of INR 300,000 on October 19, 2011, which was adjusted to $20,613 due to the gain in value of TII from October 19, 2011 to May 19, 2012 and investment consideration of INR 1,917,000, or $35,273 on May 19, 2012. TII was established for the purpose to support the India project business.

On July 2, 2012, TTB registered three project offices in India, namely Buxar, Begusarai and Hajipur. The registered capital of each of the project offices is 0, and they are 100% owned by TTB.

On August 30, 2012, WOS was established under the laws of India. TTB invested $1,980 of capital in exchange for 99% of the equity interests of WOS, while TIS paid in $20 as investment capital and holds 1% of WOS.

On January 15, 2014, Zhi Shui Yuan was established with a registered capital of RMB 2 million or approximately $327,800. Warren Zhao and Peter Dong were the original shareholders of Zhi Shui Yuan, and each controls 50% of Zhi Shui Yuan. On March 25, 2014, 18 individual shareholders holding aggregately 92.86% of Yanyu signed share transfer agreements with Zhi Shui Yuan transferring their shareholdings to Zhi Shui Yuan and terminated their VIE contractual obligations with Tri-Tech (Beijing) Co., Ltd. (“WFOE"). The shareholder of the remaining 7.14% remained the same. On March 25, 2014, Zhi Shui Yuan and its shareholders, Warren Zhao and Peter Dong, signed VIE contractual agreements with WFOE. On October 8, 2014, the Company signed the agreement in which Yanyu and Zhi Shui Yuan were sold out. On October 28, 2014, the deconsolidation date, the power to direct business decisions and the ability to share/absorb profit/loss were transferred to the buyer.

Zhi Shui Yuan was established on January 15, 2014 with a registered capital of RMB 2 million or approximately $327,800. Warren Zhao and Peter Dong are the shareholders of Zhi Shui Yuan, and each controls 50% of Zhi Shui Yuan. On March 25, 2014, 18 individual shareholders holding aggregately 92.86% of Yanyu  signed share transfer agreements with Zhi Shui Yuan transferring their shareholdings to Zhi Shui Yuan and terminated their VIE contractual obligations with Tri-Tech (Beijing) Co., Ltd. (“WFOE"). The shareholder of the remaining 7.14% remained the same. On March 25, 2014, Zhi Shui Yuan and its shareholders, Warren Zhao and Peter Dong, signed VIE contractual agreements with WFOE. On October 8, 2014, the Company signed the agreement in which Yanyu and Zhi Shui Yuan were sold out. On October 28, 2014, the deconsolidation date, the power to direct business decisions and the ability to share/absorb profit/loss were transferred to the buyer.

Pursuant to the terms of the Sales and Purchase Agreement, the Company will divest its interest in Zhi Shui Yuan and Yanyu to Sino Power for a total value of approximately RMB 18.42 million. Sino Power will pay RMB 2.6 million to TTB, pursuant to previously executed VIE arrangements under which Mr. Zhao and Mr. Dong assigned all shareholder rights to the Company. Sino Power will also pay TTB RMB 15.82 million as consideration for the termination of the VIE agreement with TTB. In addition, Sino Power will pay RMB 400,000 to TTB on behalf of Yanyu to reduce Yanyu's overall debt to TTB, which totaled approximately RMB 12.5 million as of the date hereof. Yanyu will remain obligated for the remaining debt, and, to secure the Company's interest in such debt owed by Yanyu to third parties, Sino Power will pledge its equity interest in Zhi Shui Yuan to TTB. At such time as all such debt is repaid, the pledged interest will be released. As of December 31, 2014, consideration amounting to RMB 3 million had been received by the Company.

The Company's principal geographic market is the People's Republic of China (“PRC”). As PRC laws and regulations prohibit or restrict non-PRC companies to engage in certain government-related businesses, the Company provides its services in the PRC through Tranhold, Yanyu, and Zhi Shui Yuan, all Chinese legal entities holding qualifications and permits necessary to conduct government-related services in the PRC. In order to avoid any restrictions that Tranhold, Yanyu or Zhi Shui Yuan might encounter during business development, the Company concluded that TTII does not have parent-subsidiary relationship with either Tranhold or Yanyu or Zhi Shui Yuan.

By November 28, 2008, the Company had completed two stages of reorganization. The Company first recalled its shares from the original shareholders of Tranhold and Yanyu. These shareholders are major shareholders, directors, executives, officers and key employees of the Company. From a legal perspective, Tranhold and Yanyu returned to their status prior to the acquisitions in 2007. Concurrently, on November 28, 2008, the Company signed and executed with Tranhold and Yanyu a series of contractual agreements with a 25-year, renewable term. These contractual agreements require the pledge of the original shareholders' equity interests and share certificates of the VIEs. At any time during the agreement period, the Company has absolute rights to acquire any portion of the equity interests of those VIEs under no-cost conditions. In addition, the Company has absolute rights to appoint directors and officers of those VIEs and to obtain the profits from those VIEs.